PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
PROPERTY, PLANT AND EQUIPMENT
Right-of-use assets	€ 9,063	€ 1,334	€ 1,513